UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

Pemberwick Fund

Semi-Annual Report
September 30, 2021

Pemberwick Fund

Table of Contents

Performance Overview	3
Sector Allocation of Portfolio Assets	4
Schedule of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	25
Notes to the Financial Statements	26
Expense Example	35
Statement Regarding Liquidity Risk Management Program	37
Notice to Shareholders	38
Privacy Notice	39

Pemberwick Fund (Unaudited)

Average Annual	Six Months
Total Return Periods	Ended				Since Inception
Ended September 30, 2021*:	9/30/2021	1 Year	3 Year	5 Year	(2/1/2010)
Pemberwick Fund (No Load)	0.24%	0.54%	1.86%	1.62%	1.39%
Bloomberg Barclays 1-3 Year
US Government/Credit Index	0.13%	0.30%	2.87%	1.89%	1.55%

Total Annual Fund Operating Expenses as of 7/31/2021 Prospectus: 0.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-893-4491.

Returns reflect the reinvestment of income and capital gain distributions. The performance data shown reflects a voluntary waiver made by the Adviser.  In the absence of fee waivers, returns would be reduced. The performance data does not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

The Bloomberg Barclays 1-3 Year US Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.  One cannot invest directly in an index.

*	Periods greater than one year are average annual returns.

Pemberwick Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2021 (Unaudited)

Percentages represent market value as a percentage of net assets.

Pemberwick Fund

SCHEDULE OF INVESTMENTS
at September 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 80.3%	Value	Value
Communications – 1.3%
Cisco Systems, Inc.
3.000%, 06/15/2022	$105,000	$107,087
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/2022	385,000	424,362
Comcast Corp.
3.600%, 03/01/2024	100,000	107,278
0.756% (3 Month LIBOR USD + 0.630%), 04/15/2024 (a)	2,000,000	2,026,040
3.700%, 04/15/2024	250,000	268,939
3.375%, 02/15/2025	200,000	215,396
3.375%, 08/15/2025	100,000	108,378
3.950%, 10/15/2025	125,000	138,725
TWDC Enterprises 18 Corp.
2.350%, 12/01/2022	400,000	409,423
		3,805,628

Consumer, Cyclical – 1.4%
American Honda Finance Corp.
3.375%, 12/10/2021	400,000	402,190
2.200%, 06/27/2022	400,000	405,921
2.600%, 11/16/2022	50,000	51,249
0.875%, 07/07/2023	300,000	302,445
3.625%, 10/10/2023	200,000	212,547
3.550%, 01/12/2024	250,000	266,184
2.150%, 09/10/2024	250,000	260,135
PACCAR Financial Corp.
2.850%, 03/01/2022	400,000	404,359
3.400%, 08/09/2023	60,000	63,326
2.150%, 08/15/2024	300,000	311,485
Toyota Motor Credit Corp.
2.600%, 01/11/2022	300,000	301,953
1.150%, 05/26/2022	350,000	352,218
2.150%, 09/08/2022	30,000	30,548
0.450%, 01/11/2024	300,000	299,359
2.900%, 04/17/2024	250,000	264,512
		3,928,431

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Consumer, Non-cyclical – 4.5%
Abbott Laboratories
3.875%, 09/15/2025	$250,000	$276,810
AmerisourceBergen Corp.
0.737%, 03/15/2023	300,000	300,477
AstraZeneca PLC
0.736% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)	2,000,000	2,007,608
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	132,610
Church & Dwight Co., Inc.
2.450%, 08/01/2022	300,000	304,685
Cigna Corp.
1.016% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	2,025,031
3.750%, 07/15/2023	300,000	317,191
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	76,698
Diageo Investment Corp.
8.000%, 09/15/2022	391,000	419,451
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,934
Estee Lauder Cos, Inc.
2.350%, 08/15/2022	300,000	305,290
Gilead Sciences, Inc.
0.750%, 09/29/2023	400,000	400,021
3.500%, 02/01/2025	300,000	322,947
Johnson & Johnson
2.450%, 12/05/2021	400,000	401,478
2.250%, 03/03/2022	60,000	60,464
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	53,652
PayPal Holdings, Inc.
2.200%, 09/26/2022	300,000	305,813
1.350%, 06/01/2023	300,000	305,075
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	106,692
Procter & Gamble Co.
2.300%, 02/06/2022	60,000	60,440

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Consumer, Non-cyclical – 4.5% (Continued)
Reckitt Benckiser Treasury Services PLC
0.689% (3 Month LIBOR USD + 0.560%), 06/24/2022
(Acquired 02/15/2018, Cost $3,770,324) (a)(b)(d)	$3,775,000	$3,790,126
Unilever Capital Corp.
3.125%, 03/22/2023	300,000	311,867
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	277,897
		12,633,257

Energy – 1.0%
Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/2022	300,000	308,271
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	103,872
3.216%, 11/28/2023	300,000	316,530
3.790%, 02/06/2024	350,000	374,813
3.224%, 04/14/2024	300,000	318,448
3.796%, 09/21/2025	250,000	274,976
Chevron Corp.
3.191%, 06/24/2023	50,000	52,134
Chevron USA, Inc.
3.900%, 11/15/2024	250,000	273,071
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	333,122
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	102,725
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	320,146
		2,778,108

Financial – 66.8%
American Express Co.
0.736% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,397,144
American Express Credit Corp.
0.819% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,005,432
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	267,737

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Financial – 66.8% (Continued)
Banco Santander SA
1.679% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)	$3,800,000	$3,830,200
1.221% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)	9,750,000	9,873,852
1.239% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)	2,900,000	2,940,129
Bank of America Corp.
1.314% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,403,198
1.294% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	852,966
1.125% (3 Month LIBOR USD + 1.000%), 04/24/2023 (a)	1,000,000	1,005,522
0.906% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	3,206,000	3,234,776
0.780% (SOFR + 0.730%), 10/24/2024 (a)	2,390,000	2,412,899
Bank of Montreal
0.744% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)	3,300,000	3,318,535
0.670% (SOFR + 0.620%), 09/15/2026 (a)	2,500,000	2,511,370
Bank of Nova Scotia
0.660% (SOFR + 0.610%), 09/15/2026 (a)	6,000,000	6,022,534
Canadian Imperial Bank of Commerce
0.838% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)	4,496,000	4,519,527
Capital One Financial Corp.
0.849% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,620,470
Capital One NA
1.279% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,308,536
Citigroup, Inc.
1.185% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,005,262
1.075% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,800,000	4,830,563
1.550% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,023,378
1.224% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	2,150,000	2,183,547
Credit Suisse Group AG
1.316% (3 Month LIBOR USD + 1.200%), 12/14/2023
(Acquired 09/11/2017, Cost $8,336,666) (a)(b)(d)	8,300,000	8,390,123
1.354% (3 Month LIBOR USD + 1.240%), 06/12/2024
(Acquired 06/06/2018 through 06/07/2018,
Cost $1,007,751) (a)(b)(d)	1,000,000	1,015,632
ERP Operating LP
3.000%, 04/15/2023	300,000	310,189

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Financial – 66.8% (Continued)
Federal Realty Investment Trust
2.750%, 06/01/2023	$150,000	$154,644
3.950%, 01/15/2024	217,000	231,505
Goldman Sachs Group, Inc.
0.881% (3 Month LIBOR USD + 0.750%), 02/23/2023 (a)	300,000	302,457
1.166% (3 Month LIBOR USD + 1.050%), 06/05/2023 (a)	6,689,000	6,732,093
1.125% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	2,449,000	2,466,135
1.721% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,941,040
HSBC Holdings PLC
1.125% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	6,010,000	6,083,853
M&T Bank Corp.
0.805% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,057,653
MetLife, Inc.
4.368%, 09/15/2023 (a)	250,000	269,022
3.000%, 03/01/2025	100,000	106,577
3.600%, 11/13/2025	125,000	136,840
Mitsubishi UFJ Financial Group, Inc.
0.860% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)	4,432,000	4,471,916
0.985% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	1,000,000	1,013,325
Mizuho Financial Group, Inc.
1.061% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)	5,400,000	5,420,768
0.906% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)	7,420,000	7,487,534
0.966% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)	1,000,000	1,005,528
Morgan Stanley
1.525% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	2,000,000	2,027,091
1.345% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	8,529,000	8,670,980
Principal Financial Group, Inc.
3.125%, 05/15/2023	250,000	260,038
Public Storage
2.370%, 09/15/2022	180,000	183,387
Realty Income Corp.
4.650%, 08/01/2023	125,000	133,339
3.875%, 07/15/2024	146,000	158,396
3.875%, 04/15/2025	150,000	164,395
4.125%, 10/15/2026	300,000	336,830

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Financial – 66.8% (Continued)
Royal Bank of Canada
0.848% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)	$5,355,000	$5,368,541
0.620% (SOFR + 0.570%), 04/27/2026 (a)	3,000,000	3,014,122
Simon Property Group LP
3.750%, 02/01/2024	250,000	266,458
2.000%, 09/13/2024	350,000	362,378
3.375%, 10/01/2024	250,000	267,660
3.500%, 09/01/2025	100,000	108,669
3.300%, 01/15/2026	400,000	433,249
Sumitomo Mitsui Financial Group, Inc.
1.274% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)	2,000,000	2,000,987
0.874% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)	1,980,000	1,997,543
0.994% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	2,200,000	2,229,715
The Bank of New York Mellon Corp.
1.179% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,130,986
The Bank of Nova Scotia
0.756% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)	4,700,000	4,712,984
Truist Financial Corp.
0.781% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,610,052
0.450% (SOFR + 0.400%), 06/09/2025 (a)	3,500,000	3,513,870
UBS Group AG
1.075% (3 Month LIBOR USD + 0.950%), 08/15/2023
(Acquired 10/05/2017, Cost $1,509,083) (a)(b)	1,500,000	1,511,461
Wells Fargo & Co.
1.359% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	936,730
		186,564,272

Industrial – 1.2%
ABB Finance USA, Inc.
2.875%, 05/08/2022	250,000	253,932
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	106,918
7.000%, 12/15/2025	215,000	266,269
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	300,000	305,312
2.150%, 11/08/2024	300,000	313,520

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Industrial – 1.2% (Continued)
Caterpillar, Inc.
3.400%, 05/15/2024	$60,000	$64,088
General Dynamics Corp.
2.250%, 11/15/2022	60,000	61,021
General Electric Co.
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)	1,234,000	1,138,674
Honeywell International, Inc.
1.850%, 11/01/2021	60,000	60,070
John Deere Capital Corp.
2.650%, 01/06/2022	50,000	50,318
2.800%, 01/27/2023	60,000	62,013
0.400%, 10/10/2023	300,000	300,305
The Boeing Co.
2.800%, 03/01/2023	120,000	123,352
2.850%, 10/30/2024	100,000	104,598
2.500%, 03/01/2025	100,000	103,024
		3,313,414

Technology – 0.9%
Apple, Inc.
2.150%, 02/09/2022	155,000	156,133
2.400%, 05/03/2023	60,000	61,962
3.000%, 02/09/2024	250,000	263,736
3.200%, 05/13/2025	150,000	162,031
Intel Corp.
3.300%, 10/01/2021	33,000	33,000
3.100%, 07/29/2022	50,000	51,180
International Business Machines Corp.
2.850%, 05/13/2022	300,000	304,929
3.375%, 08/01/2023	300,000	316,360
3.625%, 02/12/2024	100,000	106,993
3.000%, 05/15/2024	250,000	265,262
7.000%, 10/30/2025	150,000	184,784
Intuit, Inc.
0.650%, 07/15/2023	300,000	301,360

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Technology – 0.9% (Continued)
Oracle Corp.
2.500%, 05/15/2022	$300,000	$303,032
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	60,548
		2,571,310

Utilities – 3.2%
Alabama Power Co.
2.450%, 03/30/2022	300,000	302,718
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	372,096
3.150%, 05/15/2025	300,000	320,860
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	312,830
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	250,000	265,865
3.500%, 02/01/2025	200,000	214,904
CenterPoint Energy Resources Corp.
0.700%, 03/02/2023	350,000	350,020
Duke Energy Carolinas LLC
3.350%, 05/15/2022	300,000	305,758
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	70,669
3.250%, 08/15/2025	100,000	107,835
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	258,489
3.700%, 06/01/2024	300,000	321,721
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	113,562
Georgia Power Co.
3.250%, 04/01/2026	300,000	321,928
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	161,615
Northern States Power Co.
2.150%, 08/15/2022	300,000	302,076

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Utilities – 3.2% (Continued)
PacifiCorp
3.600%, 04/01/2024	$210,000	$223,807
PECO Energy Co.
3.150%, 10/15/2025	428,000	461,126
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	148,966
Public Service Co of Colorado
2.500%, 03/15/2023	400,000	408,242
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	372,230
3.000%, 05/15/2025	175,000	185,903
0.950%, 03/15/2026	300,000	298,322
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	263,720
Southern California Edison Co.
2.400%, 02/01/2022	300,000	301,031
3.400%, 06/01/2023	300,000	313,346
3.500%, 10/01/2023	300,000	315,832
1.100%, 04/01/2024	300,000	301,517
Virginia Electric and Power Co.
3.450%, 09/01/2022	300,000	306,105
2.750%, 03/15/2023	300,000	308,703
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	363,921
Wisconsin Public Service Corp.
3.350%, 11/21/2021	200,000	200,772
		8,876,489
TOTAL CORPORATE BONDS
(Cost $223,295,830)		224,470,909

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

COLLATERALIZED	Par
MORTGAGE OBLIGATIONS – 1.9%	Value	Value
Federal Home Loan Mortgage
Corporation REMICS – 0.8%
Series 2989, Class TG
5.000%, 06/15/2025	$7,967	$8,393
Series 3002, Class YD
4.500%, 07/15/2025	3,087	3,242
Series 3885, Class EM
3.500%, 11/15/2025	20,706	21,633
Series 4266, Class BG
2.500%, 04/15/2026	55,753	57,654
Series 3917, Class AB
1.750%, 07/15/2026	21,234	21,467
Series 3970, Class HB
3.000%, 12/15/2026	194,737	203,616
Series 4020, Class PA
2.750%, 03/15/2027	33,131	34,292
Series 2091, Class PG
6.000%, 11/15/2028	201,318	225,659
Series 2097, Class PZ
6.000%, 11/15/2028	130,481	146,036
Series 2526, Class FI
1.084% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	28,363	29,008
Series 4203, Class DM
3.000%, 04/15/2033	84,907	89,620
Series 4363, Class EJ
4.000%, 05/15/2033	52,799	56,216
Series 2682, Class LD
4.500%, 10/15/2033	33,395	37,426
Series 4453, Class DA
3.500%, 11/15/2033	97,131	101,841
Series 2759, Class TC
4.500%, 03/15/2034	180,220	199,731
Series 2881, Class AE
5.000%, 08/15/2034	1,479	1,505
Series 2933, Class HD
5.500%, 02/15/2035	4,996	5,610

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Federal Home Loan Mortgage
Corporation REMICS – 0.8% (Continued)
Series 3842, Class GH
3.750%, 10/15/2039	$5,881	$5,996
Series 3786, Class NA
4.500%, 07/15/2040	21,129	22,520
Series 3928, Class HC
2.500%, 08/15/2040	6,744	6,780
Series 3890, Class BA
2.500%, 11/15/2040	18,612	18,774
Series 4045, Class HC
2.000%, 07/15/2041	17,791	18,084
Series 4002, Class LB
2.000%, 09/15/2041	107,306	109,646
Series 4171, Class NG
2.000%, 06/15/2042	144,797	147,718
Series 4309, Class JD
2.000%, 10/15/2043	19,918	20,456
Series 4482, Class MA
3.000%, 05/15/2045	415,240	442,620
Series 4305, Class A
3.500%, 06/15/2048	2,879	2,882
Series 4949, Class PM
2.500%, 02/25/2050	257,209	266,271
		2,304,696

Federal National Mortgage
Association REMICS – 0.9%
Series 05-40, Class YG
5.000%, 05/25/2025	7,120	7,469
Series 11-110, Class CY
3.500%, 11/25/2026	256,253	268,143
Series 07-27, Class AD
5.500%, 04/25/2027	2,734	2,969
Series 12-101, Class AB
1.500%, 06/25/2027	67,525	68,734

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association REMICS – 0.9% (Continued)
Series 12-66, Class HE
1.500%, 06/25/2027	$25,937	$26,296
Series 12-148, Class BQ
1.250%, 01/25/2028	83,066	84,316
Series 13-124, Class PT
2.500%, 12/25/2028	68,352	70,542
Series 14-8, Class DA
4.000%, 03/25/2029	58,010	60,873
Series 02-56, Class PE
6.000%, 09/25/2032	72,123	83,217
Series 13-72, Class HG
3.000%, 04/25/2033	159,447	168,293
Series 03-127, Class EG
6.000%, 12/25/2033	97,431	112,400
Series 04-60, Class AB
5.500%, 04/25/2034	224,254	232,228
Series 05-48, Class AU
5.500%, 06/25/2035	55,324	62,044
Series 05-64, Class PL
5.500%, 07/25/2035	13,086	14,722
Series 05-68, Class PG
5.500%, 08/25/2035	11,472	13,025
Series 05-83, Class LA
5.500%, 10/25/2035	5,986	6,723
Series 06-57, Class AD
5.750%, 06/25/2036	11,801	12,352
Series 11-9, Class LH
3.500%, 01/25/2039	98,560	100,941
Series 09-47, Class PA
4.500%, 07/25/2039	142	143
Series 10-68, Class EP
4.500%, 12/25/2039	21,870	22,675
Series 14-19, Class HA
2.000%, 06/25/2040	51,389	52,371

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association REMICS – 0.9% (Continued)
Series 10-123, Class BP
4.500%, 11/25/2040	$91,685	$101,950
Series 12-49, Class QJ
1.750%, 12/25/2040	40,254	40,566
Series 12-31, Class AD
2.000%, 04/25/2041	21,331	21,604
Series 12-38, Class PA
2.000%, 09/25/2041	32,752	33,563
Series 13-18, Class PA
2.000%, 11/25/2041	118,550	121,833
Series 12-102, Class HA
2.000%, 02/25/2042	73,088	74,755
Series 13-14, Class DA
1.500%, 03/25/2042	49,770	50,055
Series 12-134, Class VP
3.000%, 10/25/2042	110,420	114,523
Series 12-139, Class JA
3.500%, 12/25/2042	236,874	257,492
Series 13-6, Class LD
2.000%, 02/25/2043	50,351	51,774
Series 13-14, Class AD
1.500%, 03/25/2043	36,542	36,514
Series 16-60, Class Q
1.750%, 09/25/2046	109,330	112,519
Series 17-77, Class BA
2.000%, 10/25/2047	87,306	89,298
		2,576,922

Government National Mortgage
Association REMICS – 0.2%
Series 13-88, Class WA
5.016%, 06/20/2030 (a)	21,117	22,132
Series 07-11 Class PE
5.500%, 03/20/2037	8,952	9,907

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Government National Mortgage
Association REMICS – 0.2% (Continued)
Series 10-112, Class NG
2.250%, 09/16/2040	$106,647	$110,792
Series 13-64, Class LP
1.500%, 08/20/2041	169,689	172,988
Series 13-56, Class AP
2.000%, 11/16/2041	90,434	93,519
Series 12-106, Class MA
2.000%, 11/20/2041	111,171	114,559
Series 12-48, Class MA
2.500%, 04/16/2042	63,263	66,998
		590,895
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $5,243,192)		5,472,513

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.7%
Federal Home Loan Mortgage Corp. – 0.1%
3.000%, 05/01/2047, Pool #ZT1361	293,236	314,106
5.500%, 11/01/2021, Gold Pool #G12454	5	5
5.500%, 04/01/2023, Gold Pool #G13145	1,585	1,620
4.000%, 02/01/2026, Gold Pool #J14494	11,651	12,388
4.000%, 06/01/2026, Gold Pool #J15974	4,315	4,585
3.000%, 12/01/2026, Gold Pool #J17508	40,578	42,765
4.500%, 06/01/2029, Gold Pool #C91251	5,021	5,433
4.500%, 12/01/2029, Gold Pool #C91281	10,792	11,785
4.500%, 04/01/2030, Gold Pool #C91295	5,641	6,161
		398,848

Federal National Mortgage Association – 0.6%
2.000%, 01/05/2022	300,000	301,471
5.000%, 05/01/2023, Pool #254762	1,431	1,570
5.500%, 01/01/2024, Pool #AD0471	115	116

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association – 0.6% (Continued)
5.000%, 12/01/2025, Pool #256045	$7,416	$8,149
5.500%, 05/01/2028, Pool #257204	7,589	8,500
4.000%, 08/01/2029, Pool #MA0142	8,490	9,113
2.000%, 03/01/2036, Pool #BP3785	407,135	419,770
5.500%, 04/01/2037, Pool #AD0249	12,515	14,422
5.000%, 10/01/2039, Pool #AC3237	25,948	29,706
3.000%, 06/01/2046, Pool #FM5719	442,522	474,899
3.000%, 11/01/2049, Pool #FM2014	295,511	315,257
		1,582,973
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,965,705)		1,981,821

U.S. TREASURY OBLIGATIONS – 5.6%
U.S. Treasury Notes – 5.6%
1.500%, 10/31/2021	600,000	600,708
2.000%, 11/15/2021	300,000	300,714
1.500%, 11/30/2021	600,000	601,423
2.000%, 12/31/2021	500,000	502,419
1.375%, 01/31/2022	500,000	502,208
1.750%, 02/28/2022	700,000	704,937
1.750%, 06/30/2022	400,000	404,984
2.000%, 07/31/2022	500,000	507,990
1.875%, 08/31/2022	500,000	508,226
1.875%, 09/30/2022	200,000	203,573
1.375%, 10/15/2022	300,000	303,953
2.000%, 11/30/2022	500,000	510,977
2.125%, 12/31/2022	500,000	512,422
1.500%, 01/15/2023	300,000	305,273
1.250%, 07/31/2023	2,809,000	2,861,010
2.250%, 12/31/2023	400,000	417,094
2.125%, 03/31/2024	400,000	417,109
2.000%, 04/30/2024	720,000	749,334

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Par
	Value	Value
U.S. Treasury Notes – 5.6% (Continued)
1.250%, 08/31/2024	$200,000	$204,359
1.500%, 11/30/2024	200,000	205,898
1.375%, 01/31/2025	575,000	589,622
2.000%, 02/15/2025	500,000	523,096
2.125%, 05/15/2025	800,000	841,000
2.750%, 06/30/2025	500,000	537,461
2.875%, 07/31/2025	500,000	540,234
2.750%, 08/31/2025	500,000	538,164
2.250%, 11/15/2025	520,000	550,164
2.625%, 01/31/2026	200,000	215,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,675,641)		15,659,352

SHORT-TERM INVESTMENTS – 11.3%

Commercial Paper – 9.7%
DNB Bank ASA
10/01/2021, 0.05%	4,000,000	3,999,996
Mitsubishi UFJ Financial Group, Inc.
10/08/2021, 0.070%	5,000,000	4,999,950
10/15/2021, 0.050%	3,600,000	3,599,928
Societe Generale
12/16/2021, 0.100%	4,425,000	4,424,186
Unilever Finance
11/01/2021, 0.060%	5,000,000	4,999,711
12/08/2021, 0.070%	5,000,000	4,999,157
TOTAL COMMERCIAL PAPER
(Cost $27,023,008)		27,022,928

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2021 (Unaudited)

	Shares	Value
Money Market Fund – 1.6%
First American Government
Obligations Fund – Class X, 0.03% (c)	4,384,515	$4,384,515
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,407,523) – 1.6%		31,407,443
TOTAL INVESTMENTS
(Cost $277,587,891) – 99.8%		278,992,038
Other Assets in Excess of Liabilities – 0.2%		433,980
TOTAL NET ASSETS – 100.0%		$279,426,018

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REMICS – Real Estate Mortgage Investment Conduits
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(a)	Variable or Floating Rate Security. The rate shown represents the rate at September 30, 2021.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund’s 7-day yield as of September 30, 2021.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30, 2021, the market value of these securities total $13,195,881 which represents 4.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2021 (Unaudited)

Assets:
Investments in securities, at value (cost of $277,587,891)	$278,992,038
Receivables:
Dividends and interest	585,871
Prepaid expenses and other assets	8,345
Total assets	279,586,254

Liabilities:
Payables:
Distributions to shareholders	12,643
Advisory fee	34,705
Administration and fund accounting fees	72,796
Reports to shareholders	2,987
Custody fees	5,531
Transfer agent fees and expenses	13,181
Other accrued expenses	18,393
Total liabilities	160,236

Net assets	$279,426,018

Net assets consist of:
Capital stock	$278,783,823
Total distributable earnings	642,195
Net assets	$279,426,018

Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	27,804,566
Net asset value, offering price and redemption price per share	$10. 05

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2021 (Unaudited)

Investment income:
Interest income	$1,090,699
Total investment income	1,090,699

Expenses:
Investment advisory fees (Note 4)	353,212
Administration and fund accounting fees (Note 4)	145,128
Transfer agent fees and expenses	28,015
Federal and state registration fees	4,026
Audit fees	8,526
Compliance expense	8,109
Legal fees	14,640
Reports to shareholders	1,830
Trustees’ fees and expenses	6,849
Custody fees	14,183
Other	7,508
Total expenses before waiver from advisor	592,026
Expense waiver from advisor (Note 4)	(141,285)
Net expenses	450,741
Net investment income	639,958

Realized and unrealized gain on investments:
Net realized gain on investments	29,161
Net change in unrealized depreciation on investments	(60,310)
Net realized and unrealized loss on investments	(31,149)
Net increase in net assets resulting from operations	$608,809

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
Operations:
Net investment income	$639,958	$2,795,956
Net realized gain on investments	29,161	89,574
Net change in unrealized
appreciation (depreciation) on investments	(60,310)	12,617,899
Net increase in net assets
resulting from operations	608,809	15,503,429

Distributions to Shareholders From:
Distributable earnings	(668,236)	(2,822,380)
Total distributions	(668,236)	(2,822,380)

Capital Share Transactions:
Proceeds from shares sold	4,505,297	43,456,876
Proceeds from shares issued to
holders in reinvestment of dividends	676,640	2,887,704
Cost of shares redeemed	(8,105,155)	(124,372,041)
Net decrease in net assets
from capital share transactions	(2,923,218)	(78,027,461)
Total decrease in net assets	(2,982,645)	(65,346,412)

Net Assets:
Beginning of period	282,408,663	347,755,075
End of period	$279,426,018	$282,408,663

Changes in Shares Outstanding:
Shares sold	448,134	4,333,745
Proceeds from shares issued to
holders in reinvestment of dividends	67,302	288,666
Shares redeemed	(806,156)	(12,383,876)
Net decrease in shares outstanding	(290,720)	(7,761,465)

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months						Eleven
	Ended						Months		Year
	September 30,						Ended		Ended
	2021		Year Ended March 31,				March 31,		April 30,
	(Unaudited)		2021	2020	2019	2018	2017*		2016
Net Asset Value –
Beginning of Period	$10.05		$9.70	$9.97	$9.98	$10.03	$10.05		$10.06

Income from
Investment Operations:
Net investment income	0.02		0.09	0.24	0.26	0.15	0.09		0.09 [1]
Net realized and unrealized
gain (loss) on investments	—		0.35	(0.27)	(0.01)	(0.05)	(0.02)		(0.01)
Total from
investment operations	0.02		0.44	(0.03)	0.25	0.10	0.07		0.08

Less Distributions:
Dividends from net
investment income	(0.02)		(0.09)	(0.24)	(0.26)	(0.15)	(0.09)		(0.09)
Total distributions	(0.02)		(0.09)	(0.24)	(0.26)	(0.15)	(0.09)		(0.09)
Net Asset Value –
End of Period	$10.05		$10.05	$9.70	$9.97	$9.98	$10.03		$10.05

Total Return[2]	0.24	%^	4.49%	(0.31)%	2.53%	1.02%	0.68	%^	0.85%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$279,426		$282,409	$347,755	$365,281	$280,320	$184,098		$177,808
Ratio of operating expenses
to average net assets[3]:
Before reimbursements	0.42	%+	0.41%	0.40%	0.39%	0.42%	0.67	%+	0.74%
After reimbursements	0.32	%+	0.31%	0.30%	0.29%	0.32%	0.40	%+	0.39%
Ratio of net investment income
to average net assets[3]:
Before reimbursements	0.35	%+	0.77%	2.33%	2.51%	1.42%	0.68	%+	0.57%
After reimbursements	0.45	%+	0.87%	2.43%	2.61%	1.52%	0.95	%+	0.92%
Portfolio turnover rate	15	%^	13%	30%	24%	38%	17	%^	45%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
*	Fund changed its fiscal year from April 30 to March 31.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a non-diversified series of the Trust.  The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund.  The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund.  The Fund changed its fiscal year end from April 30 to March 31 in 2017. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly.  Any net capital gain realized by the Fund will be distributed annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act,

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of September 30, 2021, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$224,470,909	$—	$224,470,909
Collateralized
Mortgage Obligations	—	5,472,513	—	5,472,513
U.S. Government
Agency Obligations	—	1,981,821	—	1,981,821
U.S. Treasury Obligations	—	15,659,352	—	15,659,352
Short-Term Investments	4,384,515	27,022,928	—	31,407,443
Total Investments
in Securities	$4,384,515	$274,607,523	$—	$278,992,038

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2021, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund.  For the six months ended September 30, 2021, the Fund incurred $353,212 in advisory fees.  Advisory fees payable at September 30, 2021 for the Fund were $34,705.  The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund.  The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation.  For the six months ended September 30, 2021, the Advisor voluntarily waived fees in the amount of $141,285.  The fees waived by the Advisor are not subject to recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended September 30, 2021, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration and fund accounting	$145,128
Custody	$14,183
Transfer agency(a)	$12,975

(a) Does not include out-of-pocket expenses.

At September 30, 2021, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$72,796
Custody	$5,531
Transfer agency(a)	$6,500

(a) Does not include out-of-pocket expenses.

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund changed it’s principal underwriter from Quasar Distributors, LLC to Vigilant Distributors, LLC on August 10, 2021.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended September 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
U.S. Government Obligations	$—
Other	$43,249,975

Sales
U.S. Government Obligations	$4,330,000
Other	$58,868,561

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$281,278,210
Gross unrealized appreciation	1,644,458
Gross unrealized depreciation	(180,000)
Net unrealized depreciation	1,464,458
Undistributed ordinary income	21,493
Undistributed long-term capital gain	—
Total distributable earnings	21,493
Capital loss carry-forwards	(763,274)
Other accumulated gains/(losses)	(21,055)
Total accumulated earnings/(losses)	$701,622

At March 31, 2021, the Fund had short-term tax basis capital losses of $211,536 with no expiration date and long-term tax basis capital losses of $551,738 with no expiration date.

The tax character of distributions paid during the six months ended September 30, 2021, and the year ended March 31, 2021 was as follows:

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
Ordinary income	$668,236	$2,822,380

NOTE 7 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Concentration Risk:  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

Fixed Income Market Risks:  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk:  The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021 (Unaudited)

Non-Diversification Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment Risk:  In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 8 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor.  As of September 30, 2021, investors who are affiliated with the Advisor, when aggregated, owned 99.2% of the voting securities of the Fund.

Pemberwick Fund

EXPENSE EXAMPLE
September 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pemberwick Fund

EXPENSE EXAMPLE (Continued)
September 30, 2021 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2021	9/30/2021	10/1/2020 – 9/30/2021
Actual
Total Fund	$1,000.00	$1,002.40	$1.60

Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,023.47	$1.62

(1)	Expenses are equal to the fund’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

Pemberwick Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 10, 2020, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period June 1, 2019 through June 30, 2020 (the “Report”) and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Pemberwick Fund

NOTICE TO SHAREHOLDERS
at September 30, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-893-4491 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-893-4491.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-888-893-4491.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-893-4491 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Pemberwick Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

Investment Advisor
Pemberwick Investment Advisors LLC
777 West Putnam Avenue
Greenwich, CT 06830

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 893-4491

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date            11/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date            11/29/2021

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date            11/29/2021

* Print the name and title of each signing officer under his or her signature.